Employee Benefit Plans - Changes in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ (732)	$ 298	$ 741
Prior service cost arising during period	2	(98)	0
Recognition of prior years’ service credit	(209)	(173)	(114)
Total recognized in other comprehensive (income) loss (before tax effects)	(939)	27	631
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(740)
Recognition of prior years’ net (loss)	(208)
Recognition of prior years’ service credit	16
Total recognized in other comprehensive (income) loss (before tax effects)	(932)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	5
Recognition of prior years’ net (loss)	(15)
Prior service cost arising during period	2
Foreign exchange adjustment	0
Total recognized in other comprehensive (income) loss (before tax effects)	(8)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	3
Recognition of prior years’ net (loss)	(12)
Prior service cost arising during period	0
Recognition of prior years’ service credit	10
Recognition of net initial (obligation) asset	0
Total recognized in other comprehensive (income) loss (before tax effects)	1
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ 0